Notes to consolidated statement of profit and loss and other comprehensive income	12 Months Ended
Dec. 31, 2017
Notes to consolidated statement of profit and loss and other comprehensive income
Notes to consolidated statement of profit and loss and other comprehensive income

5. Notes to consolidated statement of profit and loss and other comprehensive income

5.1         Revenue

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Upfront payments	€20,137	€9,103	€2,194
Milestone payments	9,677	500	343
Research and development service fees (FTE)	6,601	5,110	4,317
	€36,415	€14,713	€6,854

For the years ended December 31, 2017 and 2016, the majority of the revenue was generated under the agreements with Shire, LEO Pharma and AbbVie, each as described below. These agreements comprise elements of upfront payments, milestone payments based on development criteria and research and development funding on an agreed FTE basis.

The upfront payments received in the year ended December 31, 2017 corresponded principally to the partial recognition in revenue over the period of the upfront payment received following the signatures of a collaboration agreement with AbbVie in April 2016, with LEO Pharma in May 2015, and with Shire in February 2012. These payments are recognized as revenue over the estimated period of the Group’s continuing involvement in the research and development activities provided for under the terms of these agreements.

The milestone payment of €9.7 million recognized in the year ended December 31, 2017 related to a payment received under the AbbVie and LEO Pharma collaborations.

The research and development service fees (FTE) for the year ended December 31, 2017 corresponded to FTE payments received under the collaboration agreements of €2.1 million from Shire, €3.9 million from LEO Pharma and €0.6 million from Staten Biotechnology B.V. (Staten).

Below are summaries of the key collaborations.

AbbVie

In April 2016, the Group entered into a collaboration agreement with AbbVie S.À.R.L. (AbbVie) to develop and commercialize ARGX 115. Under the terms of the collaboration agreement, the Group will be responsible for conducting and funding all ARGX‑115 research and development activities up to completion of IND enabling studies.

The Group has granted AbbVie an exclusive option, for a specified period following completion of IND enabling studies, to obtain a worldwide, exclusive license to the ARGX‑115 program to develop and commercialize products. Following the exercise of the option, AbbVie will assume certain development obligations, and will be solely responsible for all research, development and regulatory costs relating to the products. The Group received an upfront, non refundable, non creditable payment of $40 million (€35.1 million as of the date the payment was received) from AbbVie for the exclusive option to license ARGX‑115, and we achieved the first of two preclinical milestones, triggering a $10.0 million (€8.9 million based on the exchange rate in effect as of the date the payment was received) payment, and are eligible to receive a second near‑term preclinical milestones of $10 million. The Group is also eligible, if AbbVie exercises its option, to receive additional development, regulatory and commercial milestone payments in aggregate amounts of up to $110 million, $190 million and $325 million, respectively, as well as tiered royalties on sales at percentages ranging from the mid‑single digits to the lower teens, subject to customary reductions.

The Group has the right, on a product‑by‑product basis to co‑promote ARGX‑115 based products in the European Economic Area and Switzerland and to combine the product with the Group’s own future immuno‑oncology programs. The co‑promotion effort would be governed by a co‑promotion agreement negotiated in good faith by the parties In addition to the ARGX‑115 program, and upon reaching a predetermined preclinical stage milestone, AbbVie will fund further GARP‑related research by the Group for an initial period of two years. AbbVie will have the right to license additional therapeutic programs emerging from this research, for which the Group could receive associated milestone and royalty payments.

If AbbVie does not exercise its option to license ARGX-115, the Group has the right to pursue development and commercialization of ARGX-115 by itself or with another partner.

Unless terminated earlier upon mutual agreement, for material breach or as otherwise specified in the agreement, the term of the option and license agreement ends, with respect to the ARGX‑115 program, upon the earliest of (i) a technical failure of the IND‑enabling studies which is outside of the Group’s control, (ii) AbbVie’s election to not exercise its option, or (iii) following AbbVie’s exercise of the option, fulfilment of all payment obligations under the agreement. AbbVie may terminate the agreement for any reason upon prior written notice to the Group. AbbVie’s royalty payment obligations expire, on a product‑by‑product and country‑by‑country basis, on the date that is the later of (i) such time as there are no valid claims covering such product, (ii) expiration of regulatory or market exclusivity in respect of such product or (iii) 10 years after the first commercial sale of such product sold in that country under the agreement.

Shire

In February 2012 the Group entered into a research collaboration and exclusive product license option agreement with Shire International GmbH (Shire). Pursuant to the agreement the Group is using its SIMPLE Antibody™ Technology to create novel human therapeutic antibodies addressing diverse rare and unmet diseases being pursued by Shire. Shire has the option to license the most promising antibody leads from each collaborative program for further developments and commercialization worldwide, in return for milestone and royalty payments. Under the terms of the license, the Group has already received technology access fees and research funding and is eligible to receive discovery milestone payments. In September 2013, the Group received a first technical success milestone payment from Shire, and in January 2014, the Group received two extra discovery milestone payments from Shire. In January 2013 the scope of the agreement was expanded by the parties with no change to the agreement structure.

On May 30, 2014 the collaboration between Shire and the Group was expanded to include in addition to the use of the Group’s entire suite of human antibody discovery technologies for an expanded set of disease targets. Pursuant to the amended agreement (which is in addition to the existing collaboration), the Group shall apply during multiple years these technologies for the generation and development of human mAbs against multiple targets selected by Shire in line with its therapeutic focus.

Shire has the option to license the most promising antibody leads for further developments and commercialization worldwide, in return for fees, clinical, regulatory and sales milestones, as well as single digit royalties on therapeutic product sales. As of the reporting date, this is considered contingent revenue. Shire will be responsible for clinical development and commercialization of products, with the Group having the right to license any programs not pursued by Shire into its own development pipeline. Under the amended agreement, Shire made an upfront cash payment of €3 million. At the same time as expanding the collaboration, Shire made an equity investment during the Group’s IPO in July 2014 of €12 million.

The upfront cash payment is recognized based on the principle of percentage of completion of the work plan. Research funding based on an agreed FTE rate, is recognized on a monthly basis in the income statement.

Leo Pharma

In May 2015 the Group and LEO Pharma A/S (LEO Pharma), a global healthcare company dedicated to helping people achieve healthy skin, entered into an alliance in which they will collaborate to develop innovative antibody‑based solutions for the treatment of chronic inflammation underlying many skin conditions.

Under the terms of the agreement, LEO Pharma received exclusive access to an existing argenx antibody currently in preclinical development for inflammation related skin diseases. The Group receives pre‑IND payments of €4.5 million, including an upfront payment. The companies will co‑fund product development costs up to clinical trial application (CTA) filing.

The Group is also eligible to receive clinical, regulatory, and sales milestone payments, as well as tiered royalties on sales of resulting products at percentages ranging from the low single digits to the low teens, which are, as of the reporting date, considered contingent revenue.

The access fee related to the existing argenx antibody that has been received is recognized based on the principle of percentage of completion of the work plan. Development and management funding based on an agreed FTE rate, is recognized on a monthly basis in the income statement.

5.2         Other operating income

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Grants	€422	€779	€1,598
Research and development incentives	983	641	608
Payroll tax rebates	3,436	1,019	895
	€4,841	€2,439	€3,101

Grants

The Flanders Innovation and Entrepreneurship Agency provided the Group with several grants.

On December 31, 2017 the situation of the grants received by the Group reflected the expenses incurred by the Group in the various research and development projects sponsored by Flanders Innovation and Entrepreneurship Agency and was as follows:

(Amounts presented in thousands of €)

Flanders Innovation & Entrepreneurship—TGO
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/01/2013
End date:	06/30/2017
Amount granted and approved:	€2,697
Amount recognized:	2,697

Flanders Innovation & Entrepreneurship—Baekelandt
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/01/2014
End date:	12/31/2017
Amount granted and approved:	€277
Amount recognized:	270

Flanders Innovation & Entrepreneurship 4
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/01/2015
End date:	12/31/2017
Amount granted and approved:	€1,568
Amount recognized:	1,568

No conditions related to the above government grants were unfulfilled, nor were there any contingencies related thereon at the date of the approval of these financial statements, except for those described in note 7.2 of this report.

Other Incentives

Research and development incentives

The Group has accounted for a tax receivable of €1.0 million in the year ended December 31, 2017, compared to €0.6 million in the year ended December 31, 2016, following a research and development tax incentive scheme in Belgium according to which the incentive will be refunded after a 5 year period, if not offset against the current tax payable over the period (see also note 4.5).

Payroll tax rebates

The Group accounted for €3.4 million payroll tax rebates in the year ended December 31, 2017, compared to €1.0 million in the year ended December 31, 2016, as a reduction in withholding income taxes for its highly‑qualified personnel employed in its research and development department.

5.3         Segment reporting

The Group operates from the Netherlands, Belgium and the United States of America. Revenues are invoiced by the subsidiary in Belgium and are generated by clients geographically located as shown in the table below. The table below also discloses where the non‑current assets from the group are situated.

	Revenue from
	external
	customers
	Year ended
	December 31,
(in thousands of €)	2017	2016	2015
Netherlands	€628	€548	€275
Belgium	—	—	—
Germany	—	311	2,190
Denmark	6,240	3,066	827
Switzerland	2,486	3,315	3,127
United States	1	47	435
Luxembourg	27,060	7,426	—
Total	€36,415	€14,713	€6,854

Information about major clients:

The Group received €36.4 million of revenue from its external customers in the year ended December 31, 2017 compared to €14.7 million over the same period in 2016, of which €27.1 million came from the Group’s largest client, €6.2 million from its second largest client and €2.5 million from its third largest client, compared to respectively €7.4 million, €3.3 million and €3.1 million in the year ended December 31, 2016.

5.4         Research and development expenses

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Personnel expense	€16,473	€9,844	€6,665
External research and development expenses	27,893	17,562	11,653
Materials and consumables	1,562	1,180	1,050
Depreciation and amortization	446	335	196
Other expenses	5,366	2,636	1,071
	€51,740	€31,557	€20,635

5.5         Selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Personnel expense	€6,745	€3,256	€1,607
Consulting fees	3,289	2,563	2,395
Supervisory board	621	446	165
Office costs	1,793	746	758
	€12,448	€7,011	€4,925

5.6         Personnel expenses

The personnel expenses which exclude consultants mentioned above are as follows:

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Short‑term employee benefits—Salaries	€12,149	€8,527	€5,192
Short‑term employee benefits—Social Security	1,504	1,027	802
Post‑employment benefits	291	175	207
Termination benefits	8	86	124
Share‑based payment	3,985	2,849	1,945
Employer social security contributions stock options	5,281	436	—
	€23,218	€13,100	€8,270

The post‑employment benefits relate to the pension plans the Company has in place for its employees.

The number of full‑time equivalents (FTE) employees by department is presented below:

	Year Ended
	December 31,
Number of FTE	2017	2016	2015
Research and development	56.8	46.9	31.4
General and administrative	14.7	9.9	5.8
	71.5	56.8	37.2

These FTE’s are working outside the Netherlands.

5.7         Operating leases

Operating lease payments recognized as an expense in the statement of profit and loss and other comprehensive income amount to €1.2 million for the year ended December 31, 2017 (of which €0.3 million is presented as research and development expenses and €0.9 million is included under selling, general and administrative expenses) versus €0.9 million for the year ended December 31, 2016 (of which €0.2 million is presented as research and development expenses and €0.7 million is included under selling, general and administrative expenses). The Group’s future operating lease commitments are as follows:

	Year Ended
	December 31,
Operating lease commitments (in thousands of €)	2017	2016	2015
Less than 1 year	€1,028	€915	€630
1–3 years	465	1,159	1,130
3–5 years	33	24	142
More than 5 years	—	—	—
	€1,526	€2,098	€1,902

The Group has a lease plan for the company’s cars with maturity dates up to four years.

For the laboratory and office space, the Group has a lease agreement in Zwijnaarde Belgium for a period of nine years starting from April 1, 2016, with the possibility to terminate the lease by giving a notice of at least twelve months in advance at the occasion of the third and sixth anniversary of the agreement.

For its offices in the Netherlands and the United States of America, the Company has a lease agreement renewable on an annual base.

No purchase options were in effect under the lease agreements described above.

5.8         Financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Interest income on bank deposits	€165	€61	€76
Net gains on investments at FVTPL	210	12	36
Realized gain on non-current financial assets	875	—	—
Financial income	1 250	73	112

Exchange gains/(losses)	(5 797)	(31)	181

The exchange losses of €5.8 million for the year ended December 31, 2017 was primarily attributable to unrealized exchange rate losses on our cash and current financial assets position in USD due to the unfavorable fluctuation of the USD exchange rate over the period.

5.9         Income taxes

The income tax expense for the year can be reconciled to the accounting loss as follows:

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Loss before taxes	(27,479)	(21,374)	(15,312)
Income tax calculated at 25%	6,870	5,344	3,828
Effect of expenses that are not deductible in determining taxable results	(1,141)	(755)	(568)
Effect of stock issue expenses that are not deductible in determining taxable results	5,754	462	—
Effect of concessions (R&D incentives and grants)	453	463	759
Effect of tax losses carried forward not recognized (Netherlands)	—	(5,551)	(3,601)
Effect of usage of tax losses carried forward not previously recognized (Netherlands)	19,378	—	—
Effect of tax losses carried forward not recognized (Belgium)	(27,413)	—	(301)
Effect of usage of tax losses carried forward not previously recognized (Belgium)	—	195	—
Effect of change in corporate tax rate on deferred tax asset not previously recognized (Belgium)	373	—	—
Effect of different tax rates in jurisdictions in which the company operates	(517)	(180)	(122)
Deferred tax asset other than loss carryforwards not recognized	(4,363)	—	—
Other	9	22	5
Income tax expense recognized in the consolidated statement of profit and loss	€(597)	€—	€—

The tax rate used for the 2017, 2016 and 2015 reconciliations above is the corporate income tax rate of 25% payabale by corporate entities in the Netherlands.

The unrecognized deferred tax asset on deductible temporary differences and unused tax losses amounts to €28.4 million on December 31, 2017 compared to €21.0 million on December 31, 2016. The reduction of the Belgian corporation tax rate from 33.99% to 29.58% as of 2018 and subsequently to 25% as of 2020 was substantively enacted on December 25, 2017 and will be effective from January 1, 2018. As a result, the relevant unrecognized deferred tax balances have been remeasured. Deferred tax have been measured using the effective rate that will apply in Belgium (25%). The unrecognized deferred tax asset on unused tax credits amounts to €0.01 million on December 31, 2017 compared to €6.6 million on December 31, 2016. The Group has unused tax loss carried forwards for an amount of €113.6 million on December 31, 2017, of which €1.3 million will expire in 2026. This, combined with other temporary differences, resulted in a net deferred tax asset position. Due to the uncertainty surrounding the Group’s ability to realize taxable profits in the near future, the Company did not recognize any deferred tax assets.

The Group has transferred the legal ownership of its intellectual property rights from the Dutch argenx SE to its wholly owned Belgian subsidiary, argenx BVBA. The tax consequences of this transaction for argenx SE have been preliminarily agreed with the Dutch tax authorities on March 23, 2017 and relate to:

(i)	the arm’s length compensation for the Company being fixed at €79.9 million; and
(ii)	the right to offset the full amount of the Company’s tax loss carry forward of €77.5 million against this compensation.

The restructuring is estimated to result in a taxable amount for argenx SE of €2.3 million subject to an exit tax in the Netherlands at a rate of 25%,  i.e., an estimated tax payable amount of €0.6 million for the year ended December 31, 2017.

For the same business restructuring, there is also a tax ruling pending in Belgium. If approved as currently proposed, the restructuring is estimated to result in additional tax deductible costs for argenx BVBA for an amount of up to €79.9 million (see note 4.15).

5.10         Loss per share

	Year Ended December 31,
(in thousands of €)	2017	2016	2015
Loss of the year	€(28,076)	€(21,374)	€(15,312)
Weighted average number of shares outstanding	24,609,536	18,820,612	15,734,007
Basic and diluted loss per share (in €)	€(1.14)	€(1.14)	€(0.97)

Earnings/losses per ordinary share are calculated by dividing the loss for the period by the weighted average number of ordinary shares during the year.

As the Group is suffering operating losses, options have an anti‑dilutive effect. As such, there is no difference between basic and diluted earnings/losses per ordinary share. There are no other instruments that could potentially dilute earnings per ordinary share in the future.